Significant Accounting Policies - Summary of Net Income (Loss) Attribute to Common Stockholders (Details) - Successor [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	4 Months Ended
	Jun. 30, 2018	Jun. 30, 2018
Distributed earnings allocated to common stock
Undistributed earnings (loss) allocated to common stock	388	(2,284)
Net earnings (loss) allocated to common stock	388	(2,284)
Net earnings allocated to participating securities	239
Net income (loss) allocated to common stock and participating securities	$ 627	$ (2,284)
Weighted average shares outstanding for basic earnings per common share	9,668,250	9,668,250
Dilutive effect of warrants and options	0	0
Weighted average shares outstanding for diluted earnings per common share	9,668,250	9,668,250
Basic earnings (loss) per common share	$ 0.04	$ (0.24)
Diluted earnings (loss) per common share	$ 0.04	$ (0.24)